Shareholder Report, Average Annual Return (Details) DFAB_The U.S. Large Cap Value Series_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The U.S. Large Cap Value Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The U.S. Large Cap Value Series
Average Annual Return, Percent	9.64%	15.31%	10.00%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	17.05%	14.39%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%